Long-Term Debt (Details 1) - Dec. 31, 2014 - USD ($)	Total
Convertible Debentures Face Amount	$ 3,525,000
Convertible Debentures Discount	1,309,000
Convertible Debentures Net	$ 2,216,000
Issue Date January 1, 2014 [Member]
Convertible Debentures Due Date	Jun. 30, 2015
Convertible Debentures Face Amount	$ 1,000,000
Convertible Debentures Discount	68,000
Convertible Debentures Net	$ 932,000
Remaining amortization period (months)	6 months
Issue Date September 30, 2014 [Member]
Convertible Debentures Due Date	Mar. 31, 2016
Convertible Debentures Face Amount	$ 750,000
Convertible Debentures Discount	264,000
Convertible Debentures Net	$ 486,000
Remaining amortization period (months)	15 months
Issue Date October 3, 2014 [Member]
Convertible Debentures Due Date	Oct. 03, 2016
Convertible Debentures Face Amount	$ 1,050,000
Convertible Debentures Discount	369,000
Convertible Debentures Net	$ 681,000
Remaining amortization period (months)	15 months
Issue Date October 24, 2014 [Member]
Convertible Debentures Due Date	Oct. 24, 2016
Convertible Debentures Face Amount	$ 725,000
Convertible Debentures Discount	608,000
Convertible Debentures Net	$ 117,000
Remaining amortization period (months)	16 months